Pruco Life Insurance Company	William J. Evers
Vice President and Corporate Counsel

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-3716 fax: (973) 802-9560

May 1, 2018
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Pruco Life Variable Universal Account (Registration No. 333-158634)
Ladies and Gentlemen:
Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 25; and (ii) that the text of Post-Effective Amendment No. 25 was filed electronically on April 6, 2018 (Accession No. 0000851693-18-000020).

/s/ William J. Evers

William J. Evers
Vice President and Corporate Counsel
Pruco Life Insurance Company
via EDGAR